Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0001141323
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 18, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 18, 2017
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017